Related Party Transactions (Details)		1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Feb. 13, 2023 USD ($) shares	May 25, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	May 24, 2022	Sep. 09, 2020 USD ($)	Apr. 17, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transactions (Details) [Line Items]
Amounts due prepayments				$ 4,481,346
Purchase from a related party				1,062,809
Related party receivables	$ 1,500,000		$ 1,500,000	1,500,000
Equity interests, percentage									100.00%
Acquisition purchase price					$ 21,600,000
Acquisition cash percentage					10.00%
Restricted ordinary shares percentage					90.00%
Deposit paid				4,860,000
Shareholder's amount						$ 291,000	¥ 2,000,000
Comprised advance				195,398
Accrued interests				227,786
Trade payable				2,590,621
Expense paid for related party				22,173
Borrowed amount										$ 413,500	$ 2,735,000	$ 1,499,998
Principal loan amount			18,346
Purchase robots amounting				229,162
Placing purchase orders				50,927
Returned robots amounting				138,520
Contract amount				$ 3,000,000
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Restricted ordinary shares (in Shares) | shares		243,000
Restricted ordinary shares amounting		$ 4,860,000
Guardforce Holdings (HK) Limited [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023.
Interest expenses on loan				$ 25,570				$ 27,350
Principal loan amount			1,068,154
Guardforce Holdings (HK) Limited One [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023.
Interest expenses on loan				$ 3,446				4,135
Principal loan amount			$ 413,500
Guardforce Holdings (HK) Limited Two [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				As of December 31, 2022, the outstanding balance of this loan was $18,346. The loan is unsecured and it bears an interest rate of 2%. The loan is due on June 30,2025.
Interest expenses on loan				$ 153				770
Tu Jingyi [Member]
Related Party Transactions (Details) [Line Items]
Agreement description				(c)On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%.
Interest expenses on loan				$ 10,780